UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2023

Date of reporting period:  June 30, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

Terra Firma US Concentrated Realty Equity Fund

Institutional Class Shares (TFRIX)
Open Class Shares (TFREX)

 June 30, 2023

Investment Adviser

Terra Firma Asset Management, LLC
1160 Battery Street
Suite 100, East Building
San Francisco, California 94111

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	6

INVESTMENT HIGHLIGHTS	8

SCHEDULE OF INVESTMENTS	11

STATEMENT OF ASSETS AND LIABILITIES	13

STATEMENT OF OPERATIONS	14

STATEMENTS OF CHANGES IN NET ASSETS	15

FINANCIAL HIGHLIGHTS	16

NOTES TO FINANCIAL STATEMENTS	20

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT	29

NOTICE OF PRIVACY POLICY & PRACTICES	30

ADDITIONAL INFORMATION	31

Terra Firma US Concentrated Realty Equity Fund (the “Fund”)
Midyear Commentary – June 30, 2023

MARKET AND PORTFOLIO OVERVIEW

For the quarter ended June 30, 2023, the Institutional Class shares of the Fund (TFRIX) posted a total return of 0.90%, underperforming the MSCI USA IMI Core Real Estate Index returns of 2.65%, the MSCI US REIT Index returns of 2.66% and the S&P 500  Index returns of 1.07% over the same period. This underperformance was driven primarily by an overweight sector allocation to the telecom tower sector, and underweight allocations to the datacenter and healthcare sectors. Overweight positions in Crown Castle (CCI), SBA Communications (SBAC) and Alexandria (ARE) contributed the lion’s share of the stock selection underperformance. An overweight multifamily sector allocation and overweight positions in AvalonBay (AVB), Tricon Homes (TCN), and Essex (ESS) contributed positively to Fund performance.

For the six months ended June 30, 2023, the Institutional Class shares of the Fund posted a total return of 3.30%, underperforming the MSCI USA IMI Core Real Estate Index returns of 5.16%, the MSCI US REIT Index returns of 5.46%, and the S&P 500 Index returns of 15.91%, over the same period. Underperformance was driven primarily by an overweight allocation to the telecom tower sector and underweight allocations to the datacenter and industrial sectors. Overweight positions in Alexandria (ARE), SBAC Communications (SBAC) and Hudson Pacific (HPP) contributed to the bulk of stock selection underperformance. An overweight allocation to the multifamily sector and overweight positions in AvalonBay (AVB), Tricon Homes (TCN) and Hilton (HLT) contributed positively to Fund performance.

In our opinion, the U.S. REIT sector (and the Fund) is poised to withstand and capitalize on any near-term economic tumult, geopolitical disruption or turbulent capital market scenario that may arise in the near term (12-24 months). Drawing upon the painful experience of the Global Financial Crisis (GFC), REIT management teams have built balance sheets that are in very good condition, in our opinion. With the typical REIT in the MSCI USA IMI Core Real Estate Index maintaining over 4.0x fixed charge coverage, less than 10% of all outstanding debt maturing in the next 12 months, and access to existing borrowing facilities, REITs are well positioned to weather potential asset-level challenges, in our opinion. Furthermore, we believe several real estate companies in the Fund’s portfolio will opportunistically pursue accretive acquisition and development projects that may present themselves amid choppy credit and capital markets.

Over the next 12-24 months, our view is that interest rates are likely to remain elevated, as the Federal Reserve remains focused on lowering inflation as well as maintaining economic growth, and capital markets stability. We believe this action will likely set the stage for improving U.S. economic growth and demand for most commercial, residential and specialty real estate sectors. In an environment of elevated inflation and above average interest rates, we are focusing our investments in realty sectors where landlords retain the pricing power we believe necessary to drive rent growth, as well as year-over-year earnings, dividend and net asset value (NAV) increases that will meet or outpace the existing rate of inflation: multifamily, self-storage, manufactured home communities, telecom towers and single family rental.

Our REIT investment outlook is constructive, albeit highly selective. Based upon our analysis and estimates, the average U.S.-listed REIT in the MSCI USA IMI Core Real

Estate Index is trading at a 10-15% discount to underlying property NAV and will post year-over-year earnings growth of 5-8% in 2023. We expect to see opportunities to selectively capitalize on discounted REIT valuations in the sectors and regions that we believe possess the strongest real estate fundamentals.

Terra Firma Asset Management, LLC

One cannot invest directly in an index. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

The MSCI USA IMI Core Real Estate Index: The MSCI USA Core Real Estate Index is a free float-adjusted market capitalization weighted index that consists of large, mid and small cap stocks engaged in the ownership, development and management of specific core property type real estate. The Index excludes companies such as real estate services and real estate financing companies that do not own properties.

The MSCI US REIT Index: The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The Index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. With 142 constituents, it represents about 99% of the US REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS®), have core real estate exposure (i.e., only selected Specialized REITs are eligible) and carry REIT tax status.

S&P 500 Index: The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Short-term performance in particular, is not a good indication of the Fund’s future performance and an investment should not be made based solely on returns.

Sector composition financial data and analytics provider is FactSet. Opinions expressed are those of the Fund’s investment adviser, Terra Firma Asset Management, LLC, and are subject to change, are not guaranteed and should not be considered investment advice.

Past performance is not a guarantee of future results.

Earnings growth is not a measure of the Fund’s future performance.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for full holdings information.

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund is a non-diversified fund, meaning it may invest its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Investments in real estate companies and REITs involve unique risks, including limited financial resources, they may trade less frequently and in limited volume, and they may be more volatile than other securities. In addition, securities in the real estate sector are subject to certain risks associated with direct ownership of real estate and the risk that the value of their underlying real estate may go down. Investments in small- and mid-sized companies have historically been subject to greater investment risk than large company stocks. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Fund may use certain types of investment derivatives. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. Derivatives may involve certain costs and risk such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous. Investing in derivatives could lose more than the amount invested. Investments in foreign securities include the risk that the Fund’s investments will be affected by political, regulatory, and economic risks not present in domestic investments. “Net Asset Value” equals the estimated market value of a real estate company’s total assets minus the value of all liabilities, and is usually displayed as net asset value per share, which divides Net Asset Value by the number of common shares outstanding.

Quasar Distributors, LLC is the Fund’s distributor.

Terra Firma US Concentrated Realty Equity Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs, (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Open Class shares only), and other Fund expenses (as applicable).  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Terra Firma US Concentrated Realty Equity Fund
Expense Example (Continued)
(Unaudited)

			Expenses Paid
	Beginning	Ending	During Period	Annualized
	Account Value	Account Value	January 1, 2023 –	Expense
	January 1, 2023	June 30, 2023	June 30, 2023*	Ratio
Institutional Class Shares
Actual	$1,000.00	$1,033.00	$5.04	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

Open Class Shares
Actual	$1,000.00	$1,032.90	$5.04	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Terra Firma US Concentrated Realty Equity Fund
Investment Highlights
(Unaudited)

The primary investment objective of the Fund is long-term capital appreciation, with current income, including interest and dividends from portfolio securities, as a secondary objective. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities (including common, convertible and preferred stocks) of U.S. Realty Companies and synthetic instruments related to U.S. Realty Companies. “Realty Companies” are real estate-related companies of any size and include real estate investment trusts (“REITs”), real estate operating or service companies and companies in the home building, lodging and hotel industries, as well as companies engaged in the natural resources and utility industries, and other companies whose investments, balance sheets or income statements are real estate-intensive (i.e., the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate). The Fund’s allocation of portfolio holdings as of June 30, 2023 was as follows:

Portfolio Allocation
(% of Investments)

Continued

Terra Firma US Concentrated Realty Equity Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns – As of June 30, 2023

	One	Five	Ten
	Year	Year	Year
Terra Firma US Concentrated Realty Equity Fund –
Institutional Class(1)	-4.43%	4.47%	6.09%
Open Class(2)	-4.50%	4.23%	5.83%
MSCI US REIT Index	-0.09%	4.55%	6.39%
MSCI USA IMI Core Real Estate Index	-1.89%	3.00%	5.13%

(1)
Performance figures for Institutional Class shares and Open Class shares reflect the historical performance of the then-existing shares (Institutional Shares and Open Shares) of the Lazard US Realty Equity Portfolio (the “Predecessor Portfolio”) (the predecessor to the Fund, for which Lazard Asset Management LLC served as the investment adviser), a series of The Lazard Funds, Inc., for periods from September 23, 2011 to June 19, 2020.

(2)
Performance figures for Open Class shares also reflect the historical performance of the then-existing shares (Class A shares) of the predecessor fund to the Predecessor Portfolio, the Grubb & Ellis AGA U.S. Realty Fund (the “Predecessor Fund”) (for which Grubb & Ellis Alesco Global Advisors, LLC served as the investment adviser), for periods prior to September 23, 2011.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-844-40TERRA (1-844-408-3772).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and broad-based securities indices on June 30, 2013. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The following graphs do not reflect any future performance.

The Total Annual Fund Operating Expenses in the Prospectus dated April 30, 2023 are 1.67% and 1.92% for Institutional Class and Open Class, respectively. The Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the Prospectus dated April 30, 2023 are 1.00% and 1.25% or Institutional Class and Open Class, respectively.

The MSCI USA IMI Core Real Estate Index is a free float-adjusted market capitalization index that consists of large, mid and small cap stocks engaged in the ownership, development and management of specific core property type real estate. The index excludes companies, such as real estate services and real estate financing companies, that do not own properties. The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. With 142 constituents, it represents about 99% of the US REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS®), have core real estate exposure (i.e., only selected Specialized REITs are eligible) and carry REIT tax status. One cannot invest directly in an index.

Continued

Terra Firma US Concentrated Realty Equity Fund
Investment Highlights (Continued)
(Unaudited)

Terra Firma US Concentrated Realty Equity Fund – Institutional Class

Terra Firma US Concentrated Realty Equity Fund – Open Class

Terra Firma US Concentrated Realty Equity Fund

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS – 8.27%

Land Subdivision – 3.69%
Tricon Residential, Inc. (a)	99,500	$876,595

Traveler Accommodation – 4.58%
Hilton Worldwide Holdings, Inc.	6,657	968,926
Marriott International, Inc.	650	119,399
		1,088,325
TOTAL COMMON STOCKS (Cost $1,972,362)		1,964,920

REAL ESTATE INVESTMENT TRUSTS (REITS) – 88.72%

Lessors of Real Estate – 75.89%
American Homes 4 Rent	8,911	315,895
American Tower Corp.	5,271	1,022,258
AvalonBay Communities, Inc.	10,466	1,980,900
Crown Castle, Inc.	5,461	622,226
Equinix, Inc.	2,210	1,732,507
Equity LifeStyle Properties, Inc.	9,357	625,890
Equity Residential	7,500	494,775
Essex Property Trust, Inc.	6,749	1,581,291
Hudson Pacific Properties, Inc.	34,630	146,138
Mid-America Apartment Communities, Inc.	5,550	842,823
Prologis, Inc.	23,664	2,901,916
Public Storage	6,092	1,778,133
Rexford Industrial Realty, Inc.	13,000	678,860
SBA Communications Corp.	2,600	602,576
Simon Property Group, Inc.	6,631	765,748
Sun Communities, Inc.	5,113	667,042
VICI Properties, Inc.	24,746	777,767
Welltower, Inc.	6,200	501,518
		18,038,263

Offices of Real Estate Agents and Brokers – 7.33%
Alexandria Real Estate Equities, Inc.	10,130	1,149,654
Invitation Homes, Inc.	17,234	592,849
		1,742,503

Warehousing and Storage – 5.50%
Extra Space Storage, Inc.	8,786	1,307,796
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
(Cost $19,595,230)		21,088,562

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
PREFERRED STOCKS – 0.26%

Lessors of Real Estate – 0.26%
Hudson Pacific Properties, Inc. – Series C, 4.750%	6,500	$60,840
TOTAL PREFERRED STOCKS (Cost $52,381)		60,840

SHORT-TERM INVESTMENTS – 2.55%
U.S. Bank Money Market Deposit Account, 0.500% (b)	606,842	606,842
TOTAL SHORT-TERM INVESTMENTS (Cost $606,842)		606,842
Total Investments (Cost $22,226,815) – 99.80%		$23,721,164
Other Assets in Excess of Liabilities – 0.20%		46,626
TOTAL NET ASSETS – 100.00%		$23,767,790

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Seven day yield as of June 30, 2023.

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets
Investments, at value (cost $22,226,815)	$23,721,164
Receivables:
Dividends and interest	92,870
From Adviser	11,589
Investments receivable	313
Fund shares received	15
Other assets	17,542
Total assets	23,843,493

Liabilities
Payables:
Distribution fees	13,048
To affiliates	15,365
To auditor	18,181
Fund shares redeemed	28,823
Accrued expenses and other liabilities	286
Total liabilities	75,703
Net Assets	$23,767,790

Net assets consist of:
Paid-in capital	$21,311,524
Total distributable earnings	2,456,266
Net Assets	$23,767,790

Institutional Class Shares:
Net assets	$5,188,356
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	307,555
Net asset value, offering and redemption price per share	$16.87

Open Class Shares:
Net assets	$18,579,434
Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	1,097,429
Net asset value, offering and redemption price per share	$16.93

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund

Statement of Operations

For Six Months Ended June 30, 2023

Investment Income
Dividends(1)	$411,693
Investment interest income	6,709
Total Investment Income	418,402

Expenses
Management fees	92,937
Administration and accounting fees	54,399
Transfer agent fees and expenses	30,199
Federal and state registration fees	18,923
Audit and tax fees	13,609
Legal fees	13,260
Trustees' fees and expenses	11,757
Chief Compliance Officer fees	7,421
Custody fees	5,140
Reports to shareholders	3,495
Insurance expense	2,488
Interest expense	395
Service provider fees and expenses	134
Other expenses	3,315
Total Expenses	257,472
Less waivers and reimbursements by Adviser (Note 4)	(133,161)
Net Expenses	124,311

Net Investment Income	294,091

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	715,229

Net change in unrealized appreciation (depreciation) on investments	(91,076)

Net Realized and Unrealized Gain on Investments	624,153
Net Increase in Net Assets from Operations	$918,244

(1)	Net of $2,308 in foreign withholding taxes.

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2023	Year Ended
	(Unaudited)	December 31, 2022
From Operations
Net investment income	$294,091	$389,621
Net realized gain on investments	715,229	2,272,812
Net change in unrealized
appreciation (depreciation) on investments	(91,076)	(14,695,444)
Net increase (decrease) in net assets resulting
from operations	918,244	(12,033,011)

From Distributions
Net dividends and distributions – Institutional Class	(15,444)	(479,557)
Net dividends and distributions – Open Class	(55,480)	(1,478,141)
Net decrease in net assets resulting
from dividend and distributions paid	(70,924)	(1,957,698)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	14,619	293,279
Proceeds from shares sold – Open Class	55,072	635,135
Net asset value of shares issued
to shareholders in payment of
distributions declared – Institutional Class	15,130	471,227
Net asset value of shares issued to shareholders
in payment of distributions declared – Open Class	54,537	1,454,401
Payment for shares redeemed – Institutional Class	(1,178,845)	(955,888)
Payment for shares redeemed – Open Class	(2,022,785)	(3,833,718)
Net decrease in net assets
from capital share transactions	(3,062,272)	(1,935,564)
Total Decrease in Net Assets	(2,214,952)	(15,926,273)

Net Assets
Beginning of period	25,982,742	41,909,015
End of period	$23,767,790	$25,982,742

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund

Financial Highlights

Institutional Class
Six Months Ended
June 30, 2023
(Unaudited)
Net Asset Value, Beginning of Period	$16.38

Income (loss) from investment operations:
Net investment income(1)	0.19
Net realized and unrealized gain (loss)	0.35
Total from investment operations	0.54

Less distributions:
From net investment income	(0.05)
From net realized gains	—
Total distributions paid	(0.05)

Net Asset Value, End of Period	$16.87

Total Return(2)(4)	3.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,188
Ratios of expenses to average net assets:
After waivers and reimbursements of expenses(5)	1.00%
Before waivers and reimbursements of expenses(5)	2.07%
Ratio of net investment income (loss) to average net assets(5)	1.22%
Portfolio turnover rate(4)	13%

(1)	Net investment income has been computed using the average shares method.
(2)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Excludes the effect of applicable sales charges.

(3)	Net realized and unrealized gain (loss) includes litigation proceeds which amounted to $0.58 per share, excluding these litigation proceeds, the total return would have been 46.27%.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Year Ended December 31,
2022	2021		2020	2019	2018
$25.13	$17.17		$18.97	$16.69	$18.85

0.28	0.11		0.24	0.29	0.28
(7.69)	8.43		(1.07)	4.62	(1.74)
(7.41)	8.54		(0.83)	4.91	(1.46)

(0.32)	(0.43)		—	(0.47)	(0.32)
(1.02)	(0.15)		(0.97)	(2.16)	(0.38)
(1.34)	(0.58)		(0.97)	(2.63)	(0.70)

$16.38	$25.13		$17.17	$18.97	$16.69

-29.69%	49.85	%(3)	-4.31%	29.73%	-7.77%

$6,110	$9,616		$6,735	$11,255	$15,715

1.00%	1.00%		1.00%	1.00%	1.00%
1.67%	1.68%		1.42%	1.18%	1.09%
0.70%	(0.17)%		1.03%	1.46%	1.56%
26%	20%		29%	19%	52%

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund

Financial Highlights

Open Class

Six Months Ended
June 30, 2023
(Unaudited)
Net Asset Value, Beginning of Period	$16.44

Income (loss) from investment operations:
Net investment income(1)	0.20
Net realized and unrealized gain (loss)	0.34
Total from investment operations	0.54

Less distributions:
From net investment income	(0.05)
From net realized gains	—
Total distributions paid	(0.05)

Net Asset Value, End of Period	$16.93

Total Return(2)(4)	3.29%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,579
Ratios of expenses to average net assets:
After waivers and reimbursements of expenses(5)	1.00%
Before waivers and reimbursements of expenses(5)	2.08%
Ratio of net investment income (loss) to average net assets(5)	1.32%
Portfolio turnover rate(4)	13%

(1)	Net investment income has been computed using the average shares method.
(2)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Excludes the effect of applicable sales charges.

(3)	Net realized and unrealized gain (loss) includes litigation proceeds which amounted to $0.59 per share, excluding these litigation proceeds, the total return would have been 46.00%.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Year Ended December 31,
2022	2021		2020	2019	2018
$25.19	$17.22		$19.08	$16.77	$18.94

0.24	0.05		0.21	0.24	0.23
(7.70)	8.44		(1.10)	4.65	(1.75)
(7.46)	8.49		(0.89)	4.89	(1.52)

(0.27)	(0.37)		—	(0.42)	(0.27)
(1.02)	(0.15)		(0.97)	(2.16)	(0.38)
(1.29)	(0.52)		(0.97)	(2.58)	(0.65)

$16.44	$25.19		$17.22	$19.08	$16.77

-29.79%	49.44	%(3)	-4.60%	29.42%	-8.06%

$19,873	$32,293		$22,979	$32,864	$43,946

1.19%	1.25%		1.25%	1.27%	1.29%
1.86%	1.93%		1.64%	1.38%	1.29%
0.49%	(0.42)%		0.86%	1.23%	1.27%
26%	20%		29%	19%	52%

The accompanying notes are an integral part of these financial statements.

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements
June 30, 2023 (Unaudited)

1.	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Terra Firma US Concentrated Realty Equity Fund (the “Fund”) represents a distinct non-diversified series with its own investment objective and policies within the Trust. The primary investment objective of the Fund is long-term capital appreciation, with current income, including interest and dividends from portfolio securities, as a secondary objective. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The Fund currently offers Institutional Class shares and Open Class shares. Institutional Class shares and Open Class shares are made available through investment advisers, banks, trust companies or authorized representatives without a sales charge. Open Class shares are subject to a 0.25% distribution fee under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Institutional Class shares are not subject to a distribution fee.

Pursuant to a tax-free reorganization that took place after the close of business on June 19, 2020 (the “Reorganization”), the Fund is the successor to the Lazard US Realty Equity Portfolio, a series of The Lazard Funds, Inc. (the “Predecessor Portfolio”). The Predecessor Portfolio had substantially the same investment objectives, strategies and policies as the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.

If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,964,920	$—	$—	$1,964,920
Real Estate
Investment Trusts	21,088,562	—	—	21,088,562
Preferred Stocks	60,840	—	—	60,840
Short-Term Investments	606,842	—	—	606,842
Total Investments	$23,721,164	$—	$—	$23,721,164

For further detail on each asset class, see Schedule of Investments.

The Fund measures Level 3 activity as of the end of the period. For the six months ended June 30, 2023, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Fund did not hold financial derivative instruments during the reporting period.

(b) Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended December 31, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

Operations. During the year, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. taxing authorities for tax periods prior to the year ended December 31, 2019.

(d) Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually, typically during the month of December. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make additional distributions if it deems it desirable at another time during the year. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund.

Because the real estate investment trusts (“REITs”) in which the Fund invests do not provide complete information about the taxability of their distributions until after the calendar year-end, the Fund may not be able to determine how much of its distributions are taxable to shareholders until after the January 31st deadline for issuing Form 1099-DIV. As a result, the Fund may request permission from the Internal Revenue Service each year for an extension of time to issue Form 1099-DIV until February 28th.

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

(g) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution fees are expensed at 0.25% of average daily net assets of the Open Class shares. Expenses associated with a specific series in the Trust are charged to that series. Expenses are recognized on an accrual basis. Common Trust expenses are typically allocated evenly between the series of the Trust, or by other equitable means.

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

(h) Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from the Fund’s investments in REITs are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from the REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities.

3.	Federal Tax Matters

The tax character of distributions paid during the years ended December 31, 2022 and December 31, 2021, were as follows:

	Year Ended	Year Ended
	December 31, 2022	December 31, 2021
Distributions paid from:
Ordinary Income(1)	$410,383	$864,108
Long-Term Capital Gain	1,547,315	—
Total Distributions paid	$1,957,698	$864,108

(1) Ordinary Income includes short-term capital gains.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax years ended December 31, 2022 and December 31, 2021.

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

As of December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investment for Federal income tax purposes	$24,545,092
Gross tax unrealized appreciation	4,073,936
Gross tax unrealized depreciation	(2,550,235)
Net tax unrealized appreciation	1,523,701
Undistributed ordinary income	—
Undistributed long-term capital gain	85,245
Total accumulated gains	85,245
Other accumulated gain/(loss)	—
Total distributable earnings	$1,608,946

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

The Fund utilized $520,440 of capital loss carryovers during the fiscal year ended December 31, 2022.

At December 31, 2022, the Fund had capital loss carryovers of $14,930,072 which have an unlimited carryover period. The entire $14,930,072 is subject to certain change-of-ownership rules and can be utilized subject to an annual limitation of $520,440. To the extent the Fund realizes future capital gains, taxable distributions will be first offset by any available capital loss carryovers in such year.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended December 31, 2022, the following table shows the reclassifications made:

Paid in Capital	Total Distributable Earnings
$520,440	$(520,440)

4.	Investment Adviser

The Trust entered into an Investment Advisory Agreement (the “Agreement”) with Terra Firma Asset Management, LLC (the “Adviser”) to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its investment advisory services at an annual rate 0.75% of the Fund’s average daily net assets payable on a monthly basis.

The Adviser has contractually agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that the total amount of the Fund’s operating expenses (exclusive of any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, acquired fund fees and expenses, dividends or interest expenses on short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of the Fund’s average net assets, through at least May 1, 2030, and subject thereafter to annual re-approval of the agreement by the Board of Trustees.

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the expense limitation in place at the time of the waiver or reimbursement; or (2) the expense limitation in place at the time of the recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three-year period from the date of the waiver or reimbursement. The following table shows the waivers per class that are subject to potential recovery expiring on:

	Institutional Class	Open Class
December 31, 2023	$20,142	$67,550
December 31, 2024	$53,424	$177,928
December 31, 2025	$51,713	$164,034
June 30, 2026	$29,438	$103,723

5.	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”), the Fund’s distributor and principal underwriter. Pursuant to the 12b-1 Plan, the Distributor receives a distribution fee of 0.25% of the average daily net assets of the Open Class shares for services to prospective Fund shareholders and distribution of Fund shares. As of and during the six months ended June 30, 2023, the Fund accrued, and owed expenses related to the 12b-1 Plan as presented in the Statement of Operations and Statement of Assets and Liabilities, respectively, as follows:

	Fees Expensed	Fees Owed
Open Class	$0	$13,048

6.	Related Party Transactions

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an “Administration Agreement”. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund. The Trust’s Chief Compliance Officer is also an employee of Fund Services. U.S. Bank National Association (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian. During the six

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

months ended June 30, 2023, the Fund incurred expenses of $89,872 related to the Administration Agreement, Transfer Agent Agreement, Fund Accounting Agreement and Custody Agreement.  During the six months ended June 30, 2023, the Fund incurred expenses of $7,421 related to the CCO fees. As of June 30, 2023, $15,365 was owed to Fund Services and U.S. Bank.

The Fund also has a line of credit with U.S. Bank (see Note 9).

Certain officers of the Fund are also employees of Fund Services.

7.	Capital Share Transactions

Transaction in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	June 30, 2023	December 31, 2022
Institutional Class
Shares sold	878	13,244
Shares reinvested	917	27,752
Shares redeemed	(67,243)	(50,720)
Net decrease	(65,448)	(9,724)

Open Class
Shares sold	3,132	28,161
Shares reinvested	3,290	85,402
Shares redeemed	(117,964)	(186,426)
Net decrease	(111,542)	(72,863)

8.	Investment Transaction

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended June 30, 2023, were $3,238,009 and $6,504,850, respectively. There were no purchases or sales of U.S. government securities for the Fund.

9.	Line of Credit

The Fund has a line of credit with maximum borrowing for the lesser of 20% of the fair value of unencumbered net assets of the Fund or $6,000,000, which expires on August 5, 2023. This line of credit is intended to provide short-term financing, if necessary, in connection with shareholder redemptions, and subject to certain restrictions and is secured by the Fund’s investments. Interest will accrue at the prime rate at the time of the loan. The credit facility is with the Fund’s custodian, U.S. Bank.

The following table provides information regarding the usage of the line of credit from January 1, 2023 through June 30, 2023.

	Average Amount	Interest	Maximum Amount	Date of
Days Utilized	of Borrowing	Expense*	of Borrowing	Maximum Borrowing
4	$458,750	$395	$611,000	2/22/23

* Interest expense is reported on Statement of Operations.

Terra Firma US Concentrated Realty Equity Fund
Notes to Financial Statements (Continued)
June 30, 2023 (Unaudited)

10.	Recent Market Events

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

11.	Subsequent Events

The Fund has evaluated events and transactions that have occurred subsequent to June 30, 2023 and determined there were no subsequent events that would require recognition or disclosure in financial statements.

Terra Firma US Concentrated Realty Equity Fund
Statement Regarding Liquidity Risk Management
(Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Trust for Professional Managers (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Terra Firma Asset Management, LLC (“Terra Firma”), the investment adviser to the Terra Firma US Concentrated Realty Equity Fund (the “Fund”), a series of the Trust, has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved Terra Firma as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to its Chief Compliance Officer (or in his absence another Managing Member of Terra Firma). The Program Administrator is required to provide a written annual report to the Board and the Trust’s chief compliance officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of the Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On April 20, 2023, the Board reviewed the Program Administrator’s written annual report for the period January 1, 2022 through December 31, 2022 (the “Report”). The Report provided an assessment of the Fund’s liquidity risk: the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third party vendor, to provide portfolio investment classification services, and the Report noted that the Fund primarily held investments that were classified as highly liquid during the review period. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

Terra Firma US Concentrated Realty Equity Fund
Notice of Privacy Policy & Practices
(Unaudited)

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security numbers;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and

•	checking account information.

What Information We Disclose
We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information
All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public person information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Terra Firma US Concentrated Realty Equity Fund
Additional Information
(Unaudited)

Tax Information

The Fund designated 0.72% of its ordinary income distribution for the year ended December 31, 2022, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended December 31, 2022, 0% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

For the year ended December 31, 2022, the percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Fund was 5.06%.

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-844-408-3772.

Other
		Term of	Number of		Directorships
		Office and	Portfolios	Principal	Held by
Name,	Position(s)	Length	in Trust	Occupation(s)	Trustee
Address and	Held with	of Time	Overseen	During the	During the
Year of Birth	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Independent Trustees
Michael D.	Trustee	Indefinite	27	Professor	Independent
Akers, Ph.D.		Term; Since		Emeritus,	Trustee, USA
615 E. Michigan St.		August 22,		Department of	MUTUALS
Milwaukee, WI 53202		2001		Accounting (June	(an open-end
Year of Birth: 1955				2019–Present),	investment
				Professor,	company)
				Department	(2001–2021).
of Accounting
(2004–2019),
Marquette
University.

Terra Firma US Concentrated Realty Equity Fund
Additional Information (Continued)
(Unaudited)

Other
		Term of	Number of		Directorships
		Office and	Portfolios	Principal	Held by
Name,	Position(s)	Length	in Trust	Occupation(s)	Trustee
Address and	Held with	of Time	Overseen	During the	During the
Year of Birth	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Gary A. Drska	Trustee	Indefinite	27	Retired;	Independent
615 E. Michigan St.		Term; Since		Former Pilot,	Trustee, USA
Milwaukee, WI 53202		August 22,		Frontier/Midwest	MUTUALS
Year of Birth: 1956		2001		Airlines, Inc.	(an open-end
				(airline company)	investment
				(1986–2021).	company)
(2001–2021).

Vincent P. Lyles	Trustee	Indefinite	27	Executive Director,	Independent
615 E. Michigan St.		Term; Since		Milwaukee	Director, BMO
Milwaukee, WI 53202		April 6,		Succeeds	Funds, Inc.
Year of Birth: 1961		2022		(education	(an open-end
				advocacy	investment
				organization)	company)
				(2023–present);	(2017–2022).
System Vice
President of
Community
Relations,
Advocate Aurora
Health Care
(health care
provider) (2019–
2022); President
and Chief Executive
Officer, Boys & Girls
Club of Greater
Milwaukee
(2012–2018).

Erik K. Olstein	Trustee	Indefinite	27	Retired; President	Trustee, The
615 E. Michigan St.		Term; Since		and Chief	Olstein Funds
Milwaukee, WI 53202		April 6,		Operating Officer	(an open-end
Year of Birth: 1967		2022		(2000–2020),	investment
				Vice President of	company)
				Sales and Chief	(1995–2018).
Operating Officer
(1995–2000),
Olstein Capital
Management, L.P.
(asset management
firm); Secretary and
Assistant Treasurer,
The Olstein Funds
(1995–2018).

Terra Firma US Concentrated Realty Equity Fund
Additional Information (Continued)
(Unaudited)

Other
		Term of	Number of		Directorships
		Office and	Portfolios	Principal	Held by
Name,	Position(s)	Length	in Trust	Occupation(s)	Trustee
Address and	Held with	of Time	Overseen	During the	During the
Year of Birth	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Lisa Zúñiga Ramírez	Trustee	Indefinite	27	Retired; Principal	N/A
615 E. Michigan St.		Term; Since		and Senior
Milwaukee, WI 53202		April 6,		Portfolio Manager,
Year of Birth: 1969		2022		Segall, Bryant &
Hamill, LLC (asset
management firm)
(2018–2020);
Partner and Senior
Portfolio Manager,
Denver Investments
LLC (asset
management firm)
(2009–2018).

Gregory M. Wesley	Trustee	Indefinite	27	Senior Vice	N/A
615 E. Michigan St.		Term; Since		President of
Milwaukee, WI 53202		April 6,		Strategic Alliances
Year of Birth: 1969		2022		and Business
Development,
Medical College of
Wisconsin (2016–
present).

Officers
John P. Buckel*	Chairperson,	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	Trustee,	Term;		U.S. Bancorp
Milwaukee, WI 53202	President	Chairperson		Fund Services,
Year of Birth: 1957	and	and Trustee		LLC (2004–
	Principal	(Since		present).
	Executive	January 19,
	Officer	2023);
President
and Principal
Executive
Officer
(Since
January 14,
2013)

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Treasurer	January 24,		Fund Services,
Year of Birth: 1974	and	2013		LLC (2002–
	Principal			present).
Financial
and
Accounting
Officer

Terra Firma US Concentrated Realty Equity Fund
Additional Information (Continued)
(Unaudited)

Other
		Term of	Number of		Directorships
		Office and	Portfolios	Principal	Held by
Name,	Position(s)	Length	in Trust	Occupation(s)	Trustee
Address and	Held with	of Time	Overseen	During the	During the
Year of Birth	the Trust	Served	by Trustee	Past Five Years	Past Five Years
Deanna B. Marotz	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President, U.S.
Milwaukee, WI 53202	Officer,	October 21,		Bancorp Fund
Year of Birth: 1965	Senior Vice	2021		Services, LLC
	President			(2021–present);
	and			Chief Compliance
	Anti-Money			Officer,
	Laundering			Keeley-Teton
	Officer			Advisors, LLC and
Teton Advisors, Inc
(2017–2021).

Jay S. Fitton	Secretary	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.		Term; Since		President, U.S.
Milwaukee, WI 53202		July 22,		Bancorp Fund
Year of Birth: 1970		2019		Services, LLC
(2019–present);
Partner, Practus,
LLP (2018–2019);
Counsel, Drinker
Biddle & Reath, LLP
(2016–2018).

Kelly A. Strauss	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007–present).

Shannon Coyle	Assistant	Indefinite	N/A	Officer, U.S.	N/A
615 E. Michigan St.	Treasurer	Term; Since		Bancorp Fund
Milwaukee, WI 53202		August 26,		Services, LLC
Year of Birth: 1990		2022		(2015–present).

*  Mr. Buckel is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-844-408-3772. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-844-408-3772, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view the Fund’s filings on the SEC’s website at http://www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, supplements and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call the Fund toll-free at 1-844-408-3772 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Investment Adviser
Terra Firma Asset Management, LLC
1160 Battery Street
Suite 100, East Building
San Francisco, California 94111

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s Form N-CSR filed September 2, 2020.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) *  /s/ John Buckel
John Buckel, President

Date   8/28/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *  /s/ John Buckel
John Buckel, President

Date   8/28/2023

By (Signature and Title) *  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date   8/28/2023

* Print the name and title of each signing officer under his or her signature.